Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Entity Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 30, 2020
Document Effective Date	Mar. 30, 2020
Prospectus Date	Mar. 29, 2020
FinTrust Income and Opportunity Fund | Class A Shares
Prospectus [Line Items]
Trading Symbol	HROAX
FinTrust Income and Opportunity Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	HIOIX